TRADE AND OTHER PAYABLES - Trade and other payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables [abstract]
Trade payables and accruals	R 797.7	R 753.9
Value added tax payables	0.6	2.9
Accrual Classified As Current, Leave Pay	66.5	64.1
Short-term employee benefits accruals	108.4	101.6
Accrual Classified As Current, Payroll	39.6	31.9
Total trade and other current payables	1,012.8	954.4
Interest Expense Related To Payables	(1.1)	(1.5)
Accrual Classified as Current, Capital Projects	R 263.1	R 119.3